Loss Before Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Amount of accrued employees’ compensation and remuneration of directors	$ 0	$ 0	$ 0
Bottom of Range
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Percentage of accrued employees’ compensation and remuneration of directors	0.10%
Top of Range
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Percentage of accrued employees’ compensation and remuneration of directors	1.00%